Restructuring Costs	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Restructuring Costs
Restructuring Costs

4.Restructuring Costs

The Company carried out a reduction in force on February 28, 2020. Twenty employees were severed under a one-time restructuring arrangement at a total cost to the Company of $771,942. As of December 31, 2020, there were no restructuring accruals remaining on the balance sheet as all severance was fully paid to severed employees during the year. There were no restructuring activities for the six months ended June 30, 2021.

7.           Restructuring Costs

The Company carried out a reduction in force on February 28, 2020. Twenty employees were severed under a one-time restructuring arrangement at a total cost to the Company of $771,942. As of December 31, 2020, there were no restructuring accruals remaining on the balance sheet as all severance was fully paid to severed employees during the year.